Share Capital (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2021 shares	Jan. 26, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	May 10, 2021 USD ($) $ / shares	Apr. 30, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jul. 31, 2019 shares	Aug. 20, 2014 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Apr. 13, 2021 $ / shares shares	Jan. 12, 2021 $ / shares
Class of Stock [Line Items]
Classes of common stock								1
American Deposit Share [Member]
Class of Stock [Line Items]
Shares, Issued								1,395,005			839,442	42,756
Proceeds from Issuance of Redeemable Preferred Stock | $								$ 34,400			$ 18,847	$ 856
2019 Plan [Member] | Management [Member] | Incentive Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,421,000
January 2021 Equity Offering [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		5,400,000	141,959
Shares Issued, Price Per Share | $ / shares		$ 13.00
Proceeds from Issuance or Sale of Equity | $		$ 70,200	$ 67,758
Common Stock [Member]
Class of Stock [Line Items]
Number of restricted stock units issued during the period	45,313				45,313		184,270
Conversion of Stock, Shares Issued				12,955,188
Common Class A [Member]
Class of Stock [Line Items]
Dividends Payable, Amount Per Share | $ / shares						$ 0.25								$ 0.12
Common Stock, Shares, Outstanding								36,283,468			17,741,008
Dividends Payable, Date to be Paid						Jun. 03, 2021
Dividends Payable, Date of Record						May 24, 2021
Dividends | $						$ 9,347
Common Class A [Member] | 2019 Plan [Member]
Class of Stock [Line Items]
Number of restricted stock units issued during the period	45,313
Common Class A [Member] | 2019 Plan [Member] | Management [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,812,500
Common Class A [Member] | 2019 Plan [Member] | Management [Member] | Incentive Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								61,625	61,625
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,421,000
Common Class A [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	12,955,188
Common Class A [Member] | Kelso and Maas Capital Investments [Member]
Class of Stock [Line Items]
Number of shares sold													5,175,000
Price per share | $ / shares													$ 12.50
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding								0			250,000
Series C Preferred Stock [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	250,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding								36,772			22,822
Proceeds from Issuance of Redeemable Preferred Stock | $										$ 33,497
Preferred shares issuance term description								On August 20, 2014, the Company issued 1,400,000 Series B Preferred Shares. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis.
Depositary shares issued										1,400,000
Preferred Stock, Dividend Rate, Percentage								8.75%
Preferred Stock, Redemption Terms								At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Preferred Stock, Redemption Price Per Share | $ / shares								$ 2,500
Redemption price per depositary share | $ / shares								$ 25.00
Series B Preferred Stock [Member] | American Deposit Share [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding								1,395			8,394	428